FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act File Number:
                                    811-22017

                                  The CNL Funds
               (Exact Name of Registrant as Specified in Charter)

                             450 South Orange Avenue
                                   Suite 1000
                                Orlando, FL 32801
               (Address of Principal Executive Offices)(Zip Code)

                               J. Grayson Sanders
                                  The CNL Funds
                             450 South Orange Avenue
                                Orlando, FL 32801
                     (Name and Address of Agent for Service)

               Registrant's Telephone Number, including Area Code:
                                 (407) 540-2764

                   Date of Fiscal Year End: December 31, 2008

                  Date of Reporting Period: September 30, 2008




Item 1. Schedule of Investments

INVESTMENT PORTFOLIO                       AS OF SEPTEMBER 30, 2008  (UNAUDITED)
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND
INVESTMENT PORTFOLIO

                                                     SHARES          VALUE (US$)
                                                     ---------------------------

    COMMON STOCKS 94.6%

AUSTRALIA 6.4%
GPT Group                                           322,050              470,759
Stockland                                           141,245              634,089
Westfield Group                                      84,807            1,161,681
                                                                    ------------
                                                                       2,266,529

CANADA 5.2%
Allied Properties Real
 Estate Investment Trust                             29,971              522,116
Boardwalk Real Estate
 Investment Trust                                    15,048              504,781
Chartwell Seniors Housing
 Real Estate Investment Trust                        59,732              398,494
Dundee Real Estate Investment Trust                  15,485              433,886
                                                                    ------------
                                                                       1,859,277

FINLAND 1.1%
Sponda Oyj                                           66,468              401,029

FRANCE 7.0%
Fonciere des Regions                                 10,547            1,101,369
Unibail-Rodamco                                       6,946            1,405,386
                                                                    ------------
                                                                       2,506,755

GERMANY 0.8%
DIC Asset AG                                         20,720              290,797

HONG KONG 10.5%
China Resources Land Ltd.                           906,557              962,743
Hang Lung Properties Ltd.                           482,843            1,136,629
Hysan Development Co Ltd.                           123,751              322,134
Kerry Properties Ltd.                               233,000              755,167
Sino-Ocean Land Holdings Ltd.                       915,345              284,706
Sun Hung Kai Properties Ltd.                         28,000              288,534
                                                                    ------------
                                                                       3,749,913

JAPAN 13.2%
Japan Real Estate Investment Corp.                       48              387,329
Mitsubishi Estate Co., Ltd.                         105,900            2,086,775
Mitsui Fudosan Co., Ltd.                             65,000            1,255,926
Nippon Commercial Investment Corp.                      256              558,938
Nippon Residential Investment Corp.                     168              421,220
                                                                    ------------
                                                                       4,710,188

NETHERLANDS 1.1%
Eurocastle Investment Ltd.                           13,704               56,527
Prologis European Properties                         38,878              346,255
                                                                    ------------
                                                                         402,782

NORWAY 0.1%
Norwegian Property ASA                               23,790               41,433

SINGAPORE 6.7%
CapitaCommercial Trust                              377,572              351,078
Capitaland Ltd.                                     467,109            1,018,195
CapitaMall Trust                                    267,828              427,107
Yanlord Land Group Ltd.                             887,984              582,499
                                                                    ------------
                                                                       2,378,879

INVESTMENT PORTFOLIO                       AS OF SEPTEMBER 30, 2008  (UNAUDITED)
--------------------------------------------------------------------------------

                                                     SHARES          VALUE (US$)
                                                     ---------------------------

COMMON STOCKS (CONTINUED)

SWEDEN 1.3%
Kungsleden AB                                        74,062              476,320

UNITED KINGDOM 4.9%
Big Yellow Group PLC                                 51,883              304,706
Dawnay Day Treveria PLC                             415,159               54,599
Derwent London PLC                                   21,240              399,754
Helical Bar PLC                                      57,820              314,604
Mapeley Ltd.                                          9,830              157,216
St Modwen Properties PLC                             48,536              254,402
Workspace Group PLC                                 107,447              251,424
                                                                    ------------
                                                                       1,736,705

UNITED STATES 36.3%
Alexandria Real Estate Equities, Inc. (REIT)          2,501              281,363
AMB Property Corp. (REIT)                            10,967              496,805
American Campus Communities Inc. (REIT)               2,500               84,700
AvalonBay Communities, Inc. (REIT)                    7,320              720,434
Boston Properties, Inc. (REIT)                        7,365              689,806
Corporate Office Properties Trust (REIT)             17,294              697,813
Digital Realty Trust, Inc. (REIT)                    15,789              746,030
Douglas Emmett, Inc. (REIT)                          15,330              353,663
Essex Property Trust, Inc. (REIT)                     2,931              346,825
Federal Realty Investment Trust (REIT)                7,355              629,588
Health Care REIT, Inc. (REIT)                         9,530              507,282
Healthcare Realty Trust, Inc. (REIT)                 10,285              299,808
Medical Properties Trust, Inc. (REIT)                24,379              276,702
ProLogis (REIT)                                      23,540              971,496
Regency Centers Corp. (REIT)                          9,000              600,210
Simon Property Group, Inc. (REIT)                    18,890            1,832,330
SL Green Realty Corp. (REIT)                          7,655              496,044
Tanger Factory Outlet Centers, Inc. (REIT)           13,675              598,828
The Macerich Co. (REIT)                              10,385              661,005
Ventas, Inc. (REIT)                                  11,097              548,414
Vornado Realty Trust (REIT)                          12,414            1,129,053
                                                                    ------------
                                                                      12,968,199

                                                    % OF
                                                 NET ASSETS
                                                -----------
TOTAL INVESTMENT PORTFOLIO
 (Cost $ 40,769,186) (a)                               94.6           33,788,806
OTHER ASSETS AND LIABILITIES, NET                       5.4            1,914,247
--------------------------------------------------------------------------------
NET ASSETS                                            100.0           35,703,053

(A): THE COST FOR FEDERAL INCOME TAX PURPOSE WAS $40,769,186. AT SEPTEMBER 30, 2008, NET UNREALIZED DEPRECIATION FOR ALL SECURITIES BASED ON TAX COST WAS $6,980,380. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF TAX COST OF $810,897 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF TAX COSTS OVER VALUE OF $7,791,277.

REIT: U.S. REAL ESTATE INVESTMENT TRUST. MANY OF THE FOREIGN COMPANIES HAVE
      ADOPTED REIT-LIKE CORPORATE STRUCTURES IN THEIR RESPECTIVE COUNTRIES. THE CHARACTER AND FEATURES OF REIT-LIKE CORPORATE STRUCTURES IN FOREIGN COUNTRIES MAY DIFFER FROM U.S. REITS. THEREFORE, ONLY U.S. COMPANIES ARE DESIGNATED AS "REIT" WHERE APPLICABLE.

1. PORTFOLIO VALUATION

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

         o    Level  1  -  quoted   prices  in  active   markets  for  identical
              investments

         o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

         o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Generally, the Fund's investments are valued at market value. Securities traded on a principal domestic or foreign securities exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked prices. Securities traded on more than one exchange are valued using the primary exchange where the security is principally traded.

Securities for which market prices are unavailable, or securities for which the Adviser determines that prices do not reflect market value, will be valued at fair value pursuant to valuation policies and procedures approved by the Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Pricing Committee of the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Alternatively, the value of foreign securities may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the New York Stock Exchange ("NYSE") using a pricing service and/or procedures approved by the Board of Trustees if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                                          Other Significant          Significant
                                September 30,         Quoted Prices       Observable Inputs      Unobservable Inputs
                                    2008                (Level 1)             (Level 2)               (Level 3)
                              ---------------------------------------------------------------------------------------
                                   $33,788,806           $14,884,003          $18,904,803                    $-
Investments in Securities

Other Financial Instruments*            -                     -                    -                          -
                              ------------------    ------------------    -------------------    --------------------
     Total                         $33,788,806           $14,884,003          $18,904,803                    $-
                              ==================    ==================    ===================    ====================

* Other financial instruments include options, futures, swaps and forward contracts. As of September 30, 2008, the Fund did not hold any of these security types.

On September 30, 2008, the Fund's assets assigned to the Level 2 input category consisted of certain foreign securities for which a third party pricing service was employed to estimate the fair market values as of the market closing for New York Stock Exchange on September 30, 2008.

2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CNL GLOBAL REAL ESTATE FUND


By:   /s/ J. Grayson Sanders
      ---------------------------------------------------
          Name: J. Grayson Sanders
          Title: President

          Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ J. Grayson Sanders              By:  /s/ Paul S. Saint-Pierre
    --------------------------------         -----------------------------------
          Name: J. Grayson Sanders                Name: Paul S. Saint-Pierre
          Title:President                         Title: Treasurer

          Date: November 25, 2008